General information / Summary of significant accounting policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
General information / Summary of significant accounting policies
General information / Summary of significant accounting policies

General information
ASM International NV (“ASMI” or “the Company”) is a Dutch public liability company domiciled in the Netherlands with its principal operations in Europe, the United States and Asia. The Company dedicates its resources to the research, development, manufacturing, marketing and servicing of equipment and materials used to produce mainly semiconductor devices.

ASMI is a leading supplier of semiconductor equipment, materials and process solutions for the wafer processing, assembly and packaging, and surface mount technology markets. Our customers include all of the top semiconductor device manufacturers in the world. Based in 14 countries, we benefit from a wider perspective and the advantages of bringing together the best brains in the world to create new breakthroughs.
We pioneered important aspects of many established wafer-processing technologies used in industry, including lithography, deposition, ion implant and single-wafer epitaxy. In recent years, we brought Atomic Layer Deposition (ALD) and Plasma Enhanced Atomic Layer Deposition (PEALD) from R&D right through to mainstream production at advanced manufacturers sites.

The Company’s shares are listed for trading on the NASDAQ (symbol ASMI) and the Euronext Amsterdam Stock Exchange (symbol ASM).

The accompanying consolidated financial statements include the financial statements of ASM International NV headquartered in Almere, the Netherlands, and its consolidated subsidiaries (together referred to as “ASMI” or the “Company”).

Basis of preparation
The Company follows accounting principles generally accepted in the United States of America (“US GAAP”) and applies the going concern basis in preparing its consolidated financial statements. Historical cost is used as the measurement basis unless otherwise indicated.

The accompanying consolidated financial statements are stated in euro thousand (“EUR”) unless indicated otherwise. Amounts in these financial statements are rounded to the nearest thousand euro; therefore amounts may not equal (sub) totals due to rounding.

Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, ASMI evaluates its estimates. ASMI bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
The consolidated financial statements include the accounts of ASMI NV and all of its subsidiaries where ASMI holds a controlling interest. The non-controlling interest is disclosed separately in the consolidated financial statements. All intercompany profits, transactions and balances have been eliminated in consolidation.

Subsidiaries are all entities over which ASMI has the power to govern the financial and operating policies.

Subsidiaries are fully consolidated from the date on which control is transferred to ASMI and are deconsolidated from the date on which ASMI's control ceases.

Loss of control
Upon the loss of control, ASMI derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If ASMI retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as an available-for-sale financial asset depending on the level of influence retained.
Segment reporting
The Company organizes its activities in two operating segments, Front-end and Back-end. Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”), which is the chief operating decision maker (according to ASC 280).

The Back-end segment remains reported as a separate segment since the cease of control per March 15, 2013. Since that date the segment is reported as an equity method investment as the CEO reviews this information as part of his CODM package.
Accordingly, the asset and profit/loss information regarding the operations that comprise the segment are disclosed. The full financial results are reviewed by the CODM, the external reporting of the segment are on an equity method investment basis. The total of all segments' financial amounts are reconciled to the corresponding amounts reported in the consolidated financial statements, eliminations are reflected in the reconciling column for amounts reported in excess of those amounts reflected in the consolidated financial statements.
The Front-end segment manufactures and sells equipment used in wafer processing, encompassing the fabrication steps in which silicon wafers are layered with semiconductor devices. The segment is a product driven organizational unit comprised of manufacturing, service, and sales operations in Europe, the United States of America, Japan and South East Asia.

The Back-end segment manufactures and sells equipment and materials used in assembly and packaging, encompassing the processes in which silicon wafers are separated into individual circuits and subsequently assembled, packaged and tested. In January 2011 ASM Pacific Technology Ltd ("ASMPT") acquired the surface-mount technology from Siemens. The segment is organized in ASM Pacific Technology Ltd, in which the Company holds a 39.94% interest, whilst the remaining shares are listed on the Stock Exchange of Hong Kong.

Foreign currency translation
Items included in the financial statements of each ASMI’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial information is presented in euro (EUR), which is the functional currency of the Company and the group’s presentation currency.

In the preparation of ASMI’s consolidated financial statements, assets and liabilities of foreign subsidiaries of which the functional currency is not the euro, are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rates for the corresponding period. Resulting translation adjustments are directly recorded in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative financial instruments
ASMI and its subsidiaries conduct business in a number of foreign countries, with certain transactions denominated in currencies other than the functional currency of the Company (euro) or one of its subsidiaries conducting the business. The purpose of the Company’s foreign currency management is to manage the effect of exchange rate fluctuations on income, expenses, cash flows and assets and liabilities denominated in selected foreign currencies, in particular denominated in US dollar.

The Company may use forward exchange contracts to hedge its foreign exchange risk of anticipated sales or purchase transactions in the normal course of business, which occur within the next twelve months, for which the Company has a firm commitment from a customer or to a supplier. The terms of these contracts are consistent with the timing of the transactions being hedged. The hedges related to forecasted transactions are designated and documented at the inception of the hedge as cash flow hedges, and are evaluated for effectiveness quarterly. The effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) net of taxes in shareholders’ equity, and is reclassified into earnings when the hedged transaction affects earnings.

Changes in the fair value of derivatives that do not qualify for hedge treatment, as well as the ineffective portion of any hedges, are recognized in earnings. The Company records all derivatives, including forward exchange contracts, on the balance sheet at fair value in other current assets or accrued expenses and other.

Substantially all amounts, which are net of taxes, included in accumulated other comprehensive loss at December 31, of any year, will be reclassified to net earnings within the next twelve months, upon completion of the underlying transactions. If the underlying transaction being hedged fails to occur, or if a portion of any derivative is ineffective, the gain or loss is immediately recognized in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

Furthermore, the Company might manage the currency exposure of certain receivables and payables using derivative instruments, such as forward exchange contracts (fair value hedges) and currency swaps, and non-derivative instruments, such as debt borrowings in foreign currencies. The gains or losses on these instruments provide an offset to the gains or losses recorded on receivables and payables denominated in foreign currencies. The derivative instruments are recorded at fair value and changes in fair value are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations. Receivables and payables denominated in foreign currencies are recorded at the exchange rate at the balance sheet date and gains and losses as a result of changes in exchange rates are recorded in earnings under foreign currency exchange gains (losses) in the consolidated statement of operations.

The Company does not use forward exchange contracts for trading or speculative purposes.

Cash and cash equivalents
Cash and cash equivalents comprise deposits held at call with banks and other short-term highly liquid investments with original maturity of three months or less. Bank overdrafts are included in notes payable to banks in current liabilities.

Accounts receivable
Accounts receivable are stated at nominal value less an allowance for doubtful accounts.

A significant percentage of our accounts receivable is derived from sales to a limited number of large multinational semiconductor device manufacturers located throughout the world. In order to monitor potential credit losses, we perform ongoing credit evaluations of our customers’ financial condition. An allowance for doubtful accounts is maintained for potential credit losses based upon management’s assessment of the expected collectability of all accounts receivable. The allowance for doubtful accounts receivable is reviewed periodically to assess the adequacy of the allowance. In making this assessment, management takes into consideration any circumstances of which we are aware regarding a customer’s inability to meet its financial obligations; and our judgments as to potential prevailing economic conditions in the industry and their potential impact on the Company’s customers.

Inventories
Inventories are stated at the lower of cost (first-in, first-out method) or market value. Costs include net prices paid for materials purchased, charges for freight and custom duties, production labor cost and factory overhead. Allowances are made for slow moving, obsolete or unsellable inventory.

Allowances for obsolescence of inventory are determined based on the expected demand as well as the expected market value of the inventory. We regularly evaluate the value of our inventory of components and raw materials, work in progress and finished goods, based on a combination of factors including the following: forecasted sales, historical usage, product end of life cycle, estimated current and future market values, service inventory requirements and new product introductions, as well as other factors. Purchasing requirements and alternative uses for the inventory are explored within these processes to mitigate inventory exposure. We record write downs for inventory based on the above factors and take into account worldwide quantities and demand into our analysis.

Evaluation tools at customers
Evaluation tools at customers (“evaluation tools”) are systems generally delivered to customers under evaluation or a conditional purchase order and include substantial customization by ASMI engineers and ASMI R&D staff in the field. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.

On final acceptance of the system the purchase consideration is recognized as revenue. The carrying value of the evaluation tool at that point in time is recognized as cost of sales. In the circumstance that the system is returned, at the end of the evaluation period, a detailed impairment review takes place, and future sales opportunities and additional costs are identified. Only when the fair value is below the carrying value of the evaluation tool an additional depreciation is recognized. The remaining carrying value is recognized as finished goods (inventory).

Long-lived assets
Long-lived assets include goodwill, other intangible assets and property, plant and equipment. Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses. Capital leased assets are recorded at the present value of future lease obligations. Depreciation is calculated using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the lesser of the estimated useful life of the leasehold improvement or the term of the underlying lease.

Business combinations are accounted for under the purchase acquisition method. The Company tests its recorded goodwill and other intangible assets with indefinite lives for impairment each year on December 31 and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill is allocated to reporting units for purposes of impairment testing and tested for impairment on a two-step approach. The implied fair value of goodwill is determined. First the recoverability is tested by comparing the carrying amount of the goodwill with the fair value being the sum of the discounted future cash flows. If the carrying amount of the goodwill at reporting unit level is higher than the fair value of the goodwill, the second step should be performed. The goodwill impairment is measured as the excess of the carrying amount of the goodwill over its fair value.

Other intangible assets with finite lives are amortized over the estimated useful lives using the straight-line method.

Assets held for sale
A long-lived asset to be sold is classified as held for sale in the period in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset;

•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;

•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;

•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; and

•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

If at any time these criteria are no longer met a long-lived asset classified as held for sale will be reclassified as held and used.
If during the initial one-year period, circumstances arise that previously were considered unlikely and, as a result, a long-lived asset previously classified as held for sale is not sold by the end of that period and all of the following conditions are met:

◦	During the initial one-year period the entity initiated actions necessary to respond to the change in circumstances;

◦	The asset is being actively marketed at a price that is reasonable given the change in circumstances.

The period required to complete the sale of a long-lived asset may be extended beyond one year.

If at any time the criteria for classification as held for sale are no longer met, the entity shall cease to classify the asset as held for sale. The entity shall measure a non-current asset that ceases to be classified as held for sale at the lower of:

◦	Its carrying amount before the asset was classified as held for sale, adjusted for any depreciation that would have been recognized had the asset not been classified as held for sale; and

◦	Its recoverable amount at the date of the subsequent decision not to sell.

A long-lived asset classified as held for sale shall be presented separately in the statement of financial position.
Recoverability of long-lived assets
Long-lived assets (except those not being amortized) to be held and used by the Company are reviewed by the Company for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing the review for recoverability, the Company estimates the future undiscounted cash flows expected to result from the use of the asset. If the undiscounted future cash flow is less than the carrying amount of the asset, the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. Long-lived assets and other intangibles (except those not being amortized) to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Business combinations
ASC Topic 805 (“Business Combinations”) requires that companies record acquisitions under the purchase method of accounting. Accordingly, the purchase price is allocated to the tangible assets and liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over the fair value is recorded as goodwill. Purchased intangibles with definite lives are amortized over their respective useful lives. When a bargain purchase incurs, which is the case when the fair value of the acquired business exceeds the purchase price, this surplus in fair value is recognized as a gain from bargain purchase.

Investments and Associated companies
Investments in subsidiaries and associated companies are accounted for under the equity method on a go forward basis. Dividend income from the Company’s subsidiaries and associated companies is recognized when the right to receive payment is established.

Impairment of Investments and Associated companies
ASMI does not separately test an investments underlying assets for impairment. However, ASMI recognizes its share of any impairment charge recorded by an investee and consider the effect, if any, of the impairment on the basis difference in the assets giving rise to the investee’s impairment charge.

The ASMPT investment is accounted for under the equity method on a go forward basis. Equity method investments are tested for other than temporary impairment (“OTTI”). An investment is considered impaired if the fair value of the investment is less than its amortized cost. The determination of whether an investment is impaired is made at the individual security level in each reporting period.

If the fair value of an investment is less than its cost or amortized cost at the balance sheet date, the Company determines whether the impairment is temporary or other than temporary. The Company considers the following facts and guidelines when determining whether an OTTI exists:

•	Positive factors as the reasons that an OTTI does not exist must be more objectively verifiable;

•	With respect to measuring an OTTI, an investment's fair value as of the balance sheet date should be used to determine the new carrying value.

An OTTI is measured as of a balance sheet reporting date.
Summarized below is a discussion of various factors (positive, negative, and otherwise) the Company considers when assessing the potential impairment of equity securities.

Positive Evidence
If an investment’s fair value declines below cost the Company determines whether there is adequate evidence to overcome the presumption that the decline is other-than-temporary. Such evidence may include:

•	Recoveries in fair value subsequent to the balance sheet date;

•	The investee's financial performance and near-term prospects (as indicated by factors such as earnings trends, dividend payments, asset quality, volatility, and specific events); and

•	The financial condition and prospects for the investee's geographic region and industry.

Negative Evidence
The positive factors are weighed against any negative evidence that is gathered about the security. Some of those factors and circumstances are as follows:

•	A prolonged period during which the fair value of the security remains at a level substantially below cost;

•	The investee's deteriorating financial condition and a decrease in the quality of the investee's assets, without positive near-term;

•	The investee's level of earnings or the quality of its assets is below that of the investee's peers;

•	Severe losses sustained by the investee in the current year or in both current and prior years;

•	A reduction or cessation in the investee's dividend payments;

•	A change in the economic or technological environment in which the investee operates that is expected to adversely affect the investee's ability to achieve profitability in its operations;

•	Suspension of trading in the security;

•	A qualification in the accountant's report on the investee because of the investee's liquidity or due to problems that jeopardize the investee's ability to continue as a going concern;

•
The investee's announcement of adverse changes or events, such as changes in senior management, salary reductions and/or freezes, elimination of positions, sale of assets, or problems with equity investments;

•
Adverse conditions specifically related to the security, an industry, or a geographic area (for example, changes in the financial condition of the issuer of the security (or in the case of an asset backed debt security, in the financial condition of the underlying loan obligor), including changes in technology or the discontinuance of a segment of the business that may affect the future earnings potential of the issuer (or underlying loan obligor) of the security);

•	A downgrading of the investee's debt rating;

•
Factors, such as an order or action by a regulator, that (1) require an investee to (a) reduce or scale back operations or (b) dispose of significant assets or (2) impair the investee's ability to recover the carrying amount of assets;

•	Unusual changes in reserves (such as loan losses, product liability, or litigation reserves), or inventory write-downs due to changes in market conditions for products;

•	The investee loses a principal customer or supplier; and

•
Other factors that raise doubt about the investee's ability to continue as a going concern, such as negative cash flows from operations, working-capital deficiencies, or noncompliance with statutory capital requirements.

Revenue recognition
The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured.

Our Front-end sales frequently involve sales of complex equipment, which may include customer-specific criteria, sales to new customers or sales of equipment with new technology. For each sale, the decision whether to recognize revenue is, in addition to shipment and factory acceptance, based on: the contractual agreement with a customer; the experience with a particular customer; the technology and the number of similarly configured equipment previously delivered. Based on these criteria we may decide to defer revenue until completion of installation at the customer’s site and obtaining final acceptance from the customer.

A major portion of our revenue is derived from contractual arrangements with customers that have multiple deliverables, such as equipment and installation. When a sales arrangement contains multiple elements, such as equipment and installation, ASMI allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or best estimated selling price (BESP) if neither VSOE nor TPE is available. ASMI generally utilizes the BESP due to the nature of our products. The total arrangement consideration is allocated at inception of the arrangement to all deliverables on the basis of their relative selling price. The revenue relating to the undelivered elements of the arrangements is deferred at their relative selling prices until delivery of these elements. At December 31, 2011, December 31, 2012 and December 31, 2013 we have deferred revenues from installations in the amount of €6.3 million, €3.5 million and €3.9 million respectively.

In general, we recognize revenue from sales of equipment upon transfer of title, which is upon shipment of the equipment, only if testing at the factory has proved that the equipment has met substantially all of the customer’s criteria and specifications.

The Company recognizes revenue from installation of equipment upon completion of installation at the customer’s site. At the time of shipment, the Company defers that portion of the sales price related to the relative selling price of installation. The relative selling price of the installation process is measured based upon the per-hour amounts charged to clients parties for similar installation services. Installation is completed when testing at the customer’s site proved that the equipment has met all of the customer’s criteria and specifications. The completion of installation is signed-off by the customer (“final acceptance”).

We provide training and technical support service to customers. Revenue related to such services is recognized when the service is rendered. Revenue from the sale of spare parts and materials is recognized when transfer of title took place, in general upon shipment of the goods. Freight charges billed to customers are recognized as revenue, the related costs are recognized as cost of sales. Revenues are recognized excluding the taxes levied on revenues.

Cost of sales
Cost of sales comprise direct costs such as labor, materials, cost of warranty, depreciation, shipping and handling costs and related overhead costs. Cost of sales also includes third party commission, depreciation expenses of evaluation tools at customers, royalty payments and costs relating to prototype and experimental products, which the Company may subsequently sell to customers. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period.

Warranty
We provide maintenance on our systems during the warranty period, usually one to two years. Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. We accrue for the estimated cost of the warranty on products shipped in a provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically.

Research and development costs
Research and development costs are expensed as incurred. Costs, which relate to prototype and experimental models and are sold to customers, are charged to cost of sales. Subsidies and other governmental credits to cover research and development costs relating to approved projects are recorded as research and development credits in the period when such project costs occur. The research and development expenses are presented net of the development credits.

Share-based compensation expenses
The cost relating to employee stock options (compensation expense) are recognized based upon the grant date fair value of the stock options. The fair value at grant date is estimated using a Black-Scholes option valuation model. This model requires the use of assumptions including expected stock price volatility, the estimated life of each award and the estimated dividend yield.

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined.

For further information on ASMI’s employee stock option plans reference is made to Note 20.

Restructuring costs
Restructuring expenses are recognized for exit or disposal activities when the liability arising from restructuring plans is incurred. Reference is made to Note 24. Distinction is made in one-time employee termination expenses, contract termination expenses and other associated expenses. For the accounting on the distinguished elements of restructuring expenses we apply to the policy as mentioned below. The expenses have been charged to “restructuring expenses”.

One-time termination expenses represent the payments provided to employees that have become redundant and are terminated under the terms and conditions of a restructuring plan. A restructuring plan exists at the date the plan meets all of the following criteria and has been communicated to employees:

•	Management commits to the plan;

•	The plan identifies the number of employees that become redundant and the expected completion date;

•	The plan sets out the terms and conditions of the arrangement in sufficient detail to enable employees to determine the type and amount of benefits they will receive; and

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The timing of the recognition and measurement of a liability for one-time termination expenses depends on whether employees will be retained to render service beyond a minimum retention period.

Contract termination expenses are related to the termination of an operating lease or another contract. These expenses are distinguished in:

•
Expenses related to the termination of the contract before the end of its term. These expenses are recognized when the contract is terminated .The liability is measured at its fair value in accordance with the contract terms; and

•
Expenses related to contracts that will last for its remaining term without economic benefit to the entity. This is the case when a lease contract for premises is not terminated while the premises are not (completely) in use anymore. The liability is accrued for at the cease-use date, the date the company determined that it would no longer occupy the premises, which is conveyed to it under the contractual operating lease. The liability is measured at its fair value in accordance with the contract terms.

Other costs related to restructuring include costs to consolidate or close facilities and relocate employees. A liability for other expenses related to a restructuring such as transition costs is recognized and measured in the period in which the liability is incurred. The costs incurred are directly related to the restructuring activity. The definition of exit costs excludes expected future operating losses.

Income taxes
The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using currently enacted tax rates. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the Consolidated Statement of Operations in the period in which the enacted rate changes. Deferred tax assets are reduced through a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

ASC 740 prescribes a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. Prior to recognizing the benefit of a tax position in the financial statements, the tax position must be more-likely-than-not of being sustained based solely on its technical merits. Once this recognition threshold has been met, tax positions are recognized at the largest amount that is more-likely-than-not to be sustained. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Pension plans and similar commitments
The Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands and Japan. The Company’s employees in the Netherlands participate in a multi-employer plan. Payment to defined contribution plans and the multi-employer plan are recognized as an expense in the Consolidated Statement of Operations as they fall due.

The Company’s employees in Japan participate in a defined benefit plan. Pension costs in respect of these defined benefit plans are determined using the projected unit credit method. These costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets. Obligations for retirement benefit and related net periodic pension costs are determined in accordance with actuarial valuations. These valuations rely on key assumptions including discount rates, expected return on plan assets, expected salary increases, mortality rates and health care trend rates. The discount rate assumptions are determined by reference to yields on high-quality corporate bonds of appropriate duration and currency at the end of the reporting period. In case such yields are not available, discount rates are based on government bonds yields. The expected returns on plan asset assumptions are determined on a uniform methodology, considering long-term historical returns and asset allocations. Due to changing market and economic conditions, the underlying key assumptions may differ from actual development and may lead to significant changes in retirement benefit obligations.

In accordance with ASC 715, “Employers’ Accounting for Defined Benefit Pension and Other Post-retirement Plans" the Company recognizes in its Consolidated Balance Sheet an asset or a liability for the plan’s overfunded status or underfunded status respectively. The unfunded status is recognized as a liability. Actuarial gains and losses are recognized in other comprehensive income when incurred. Reference is made to Note 18 and Note 19.

Commitments and contingencies
The Company has various contractual obligations, some of which are required to be recorded as liabilities in the Company’s consolidated financial statements, including long- and short-term debt. Others, namely operating lease commitments, purchase commitments and commitments for capital expenditure, are generally not required to be recognized as liabilities on the Company’s balance sheet but are required to be disclosed. Reference is made to Note 20.

Comprehensive income
Comprehensive income consists of net earnings (loss) and other comprehensive income. Other comprehensive income includes gains and losses that are not included in net earnings, but are recorded directly in Shareholders’ Equity.

New accounting pronouncements
In December 2011, the FASB issued ASU 2011-11: ASC 350, "Disclosures about Offsetting Assets and Liabilities". The new guidance was effective for ASMI in 2013, but did not impact on the Company's disclosure.

In July 2012, the FASB issued ASU 2012-02: ASC 350,"Testing Indefinite-Lived Intangible Assets for Impairment". The new guidance was effective for ASMI in 2013. The implementation of this authoritative guidance did not impact ASMI's financial position or results.

In January 2013, the FASB issued ASU 2013-01: ASC 210, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". The new guidance was effective for ASMI in 2013, but did not impact on the Company's disclosure.

In February 2013, the FASB issued ASU 2013-02: ASC 220, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. The new guidance was effective for ASMI in 2013, and the disclosure is presented according to this guidance in Note 18.

In February 2013, the FASB issued ASU 2013-04: ASC 405, "Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date". The new guidance will be effective for ASMI beginning January 1, 2014. We do not expect this new guidance to have material impact on our consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05: ASC 830, "Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity". The new guidance will be effective for ASMI beginning January 1, 2014. We applied this guidance in the financial year 2013. The cumulative translation adjustment was fully released following the sale of our 12% share in ASMPT, see Note 18.

In July 2013, the FASB issued ASU 2013-11: ASC 740, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists". This amendment should be applied prospectively to all unrecognized tax benefits that exist at the effective date. retrospective application is permitted. The Company The new guidance will be effective for ASMI beginning January 1, 2014. We do not expect this new guidance to have material impact on our consolidated financial statements.